Disclosure of income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Current tax expense	$ 0	$ 0	$ 0
Deferred tax recovery	(2,489,902)	(1,439,332)	(3,431,230)
Income Tax Expense	$ (2,489,902)	$ (1,439,332)	$ (3,431,230)